Subsequent events	12 Months Ended
Dec. 31, 2011
Subsequent events

Note 22 - Subsequent events

The Company has performed an evaluation of subsequent events through the date these consolidated financial statements were issued to determine whether the circumstances warranted recognition and disclosure of those events or transactions in the consolidated financial statements as of December 31, 2011.

On January 1, 2012, a total of 207,000 ordinary shares were issued to our employees, directors and consultants.

On June 18, 2012, the Company rented from Beijing Silver Tower Property Development Ltd. 278.11 square meters for office premises at a monthly rent of RMB83,433 from July 1, 2012 to August 15, 2014.